Convertible Preferred Stock, Spring 2021 Financing (Details) - Series B preferred stock - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Dec. 31, 2022
Convertible Preferred Stock
Convertible preferred stock, original issue prices				$ 12.140
Spring 2021 Financing
Convertible Preferred Stock
Proceeds, net of issuance costs	$ 20,989	$ 20,989	$ 20,989
Number of shares sold	1,742,003	1,742,003	1,742,003
Convertible preferred stock, original issue prices	$ 12.14	$ 12.14	$ 12.14